UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 98.1%

Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A,
5.00%, 06/01/20	$1,000	$1,076,020
Tuscaloosa City Board of Education, RB, 5.00%, 08/01/20	225	242,905

		1,318,925

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 01/01/21	3,200	3,470,368
Series C, 5.00%, 01/01/21	2,500	2,711,225

		6,181,593

Arizona — 3.3%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 07/01/19(a)	340	347,793
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 07/01/19(b)	5,585	5,861,401
5.00%, 07/01/20	1,300	1,401,335
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,540,995
5.25%, 12/01/20	1,000	1,087,530

		10,239,054

California — 5.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/22	815	883,387
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 01/01/19	540	556,535
5.00%, 01/01/20	550	582,637
Los Angeles Unified School District California, GO, Series I, 5.00%, 07/01/20	3,750	3,940,462
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,158,020
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 05/01/20	10,000	10,781,900

		17,902,941

Colorado — 1.3%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	755,260
Series B, 5.00%, 12/01/20	1,335	1,461,264

Security	Par (000)	Value
Colorado (continued)
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 2.70%, 12/01/19(a)	$493	$496,978
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 08/15/19	125	129,514
4.00%, 08/15/20	150	157,953
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	574,231
4.00%, 12/01/20	580	607,672

		4,182,872

Florida — 4.2%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/18(b)	5,160	5,280,847
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(b)	1,250	1,270,400
County of Escambia Florida, RB, Gulf Power Co. Project, 1.80%, 04/01/39(g)	2,500	2,486,425
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,484,808
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	500	538,360
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(c)(d)	2,980	2,086,000

		13,146,840

Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement — Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,613,761

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	250	267,155
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,277,989

		1,545,144

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,352,864

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Hawaii (continued)
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui (continued):
5.00%, 11/15/20	$1,440	$1,568,333

		2,921,197
Illinois — 11.6%
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/20	1,000	1,065,590
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 01/01/20	1,000	1,038,230
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,092,450
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 06/15/22(e)	13,455	11,636,960
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 06/01/20	10,000	10,731,400
State of Illinois, GO, 5.00%, 07/01/20	4,055	4,222,188
State of Illinois, RB, Series B:
5.00%, 06/15/19(b)	515	539,045
5.00%, 06/15/20	1,485	1,549,999
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/20	4,145	4,359,545

		36,235,407
Indiana — 0.4%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/21	600	653,544
Northern Indiana Commuter Transportation District, RB, 5.00%, 07/01/20	620	665,130

		1,318,674
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.25%, 12/01/50(g)	2,650	2,650,000

Kansas — 1.8%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20(e)	3,150	2,826,684

Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.25%, 11/15/20	$2,500	$2,657,700

		5,484,384
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,185,302
5.00%, 12/01/20	1,430	1,535,992
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project(e):
0.00%, 07/01/19	255	246,060
0.00%, 07/01/20	1,000	937,090

		4,904,444
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	432,280

Maryland — 1.7%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 06/15/19	250	261,430
5.00%, 06/15/20	275	295,317
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester & Farmington Village Project:
4.00%, 07/01/19	285	294,562
5.00%, 07/01/20	500	537,005
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(f)	985	1,047,065
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 06/01/20	640	672,429
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 01/01/21(f)	1,335	1,476,990

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
University of Maryland, Medical System, 5.00%, 07/01/19	$670	$701,517

		5,286,315

Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/20	1,000	1,051,980

Michigan — 4.4%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 09/01/20	1,500	1,515,795
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 05/15/20	1,235	1,287,352
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 07/01/20	1,000	1,041,180
Michigan Finance Authority, Refunding RB, Student Loan, Series 25-A, AMT:
5.00%, 11/01/19	1,940	2,034,594
5.00%, 11/01/20	1,800	1,928,106
Saginaw Valley State University, Refunding RB, General, Series A, 5.00%, 07/01/20	1,000	1,072,300
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	351,770
Series 2-A, 4.00%, 10/15/20	1,205	1,270,359
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,058,680
5.00%, 11/01/21	2,000	2,116,660

		13,676,796

Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, Series A (AGM), 5.00%, 03/01/20	1,035	1,099,480

Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 09/01/20	3,000	3,240,960

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	$500	$541,640

		3,782,600

Multi-State — 1.7%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 10/31/52	2,500	2,625,525
Series B-3-2, 6.30%, 10/31/52	2,500	2,634,500

		5,260,025

Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 09/01/20	3,500	3,764,565

Nevada — 2.2%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 07/01/19	500	524,600
5.00%, 07/01/20	1,000	1,077,710
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 08/01/20	1,160	1,218,557
Washoe County School District, GO, School Improvement, Series C, 5.00%, 10/01/20	3,695	4,005,121

		6,825,988

New Jersey — 8.4%
County of Atlantic New Jersey, GO, Refunding, 3.00%, 10/01/20	2,740	2,817,158
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,631,730
New Jersey Economic Development Authority, Refunding RB, Provident Group Montclair (AGM), 4.00%, 06/01/20	105	110,075
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 09/15/19	690	710,976
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 07/01/20	250	267,830
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/20	2,500	2,665,475
School Facilities, Series GG, 5.00%, 09/01/22	2,000	2,133,220
School Facilities, Series K (AGC), 5.25%, 12/15/20	3,150	3,400,141

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities
Authority, Refunding RB:
Seton Hall University, Series D,
5.00%, 07/01/19	$1,060	$1,108,802
5.00%, 07/01/20	650	697,470
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18(f)	2,500	2,598,450
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	2,565	2,697,816
5.00%, 12/01/20	2,900	3,111,642
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/20	2,000	2,114,760

		26,065,545

New York — 4.4%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 07/15/20	330	353,988
Build NYC Resource Corp., Refunding RB, Pratt Paper NY, Inc. Project, AMT, 3.75%, 01/01/20(a)	415	422,802
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/19	400	417,608
5.00%, 06/01/20	450	482,819
Metropolitan Transportation Authority, Refunding RB, Transportation Sub-Series E-2 VRDN, 0.94%, 11/15/50(g)	2,500	2,500,000
New York State Energy Research & Development Authority, Refunding RB, Electric & Gas Corp. Project, Series B, 2.00%, 02/01/29(g)	3,000	2,998,650
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 01/01/20	875	928,961
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	3,500	3,730,685
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,525	1,608,829

Security	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	$230	$246,337

		13,690,679

North Carolina — 2.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 01/01/19(b)	1,400	1,445,850
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 01/01/20	5,000	5,316,150

		6,762,000

Ohio — 1.0%
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 06/30/19	945	990,861
5.00%, 12/31/19	830	883,942
5.00%, 06/30/20	1,000	1,078,110

		2,952,913

Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 09/01/22	1,100	1,199,352

Pennsylvania — 9.0%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services, Series A:
4.00%, 12/01/19	840	856,632
4.00%, 12/01/20	870	891,750
City of Philadelphia PA Airport Revenue, Refunding RB, AMT, Series B, 5.00%, 07/01/20	1,450	1,555,545
Commonwealth of Pennsylvania, GO, Refunding First Series, 5.00%, 08/15/20	1,000	1,077,680
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Project, 4.00%, 01/01/20	1,000	1,031,260
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 05/01/19	1,300	1,350,219
Montgomery County IDA, Refunding RB, Albert Einstein Healthcare, Series A, 5.00%, 01/15/20	1,400	1,467,382
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	3,830	4,138,889

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	$2,175	$2,278,160
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,185,446
4.00%, 10/01/20	1,210	1,242,246
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 05/01/20(f)	1,480	1,587,877
Drexel University, 5.00%, 05/01/20	95	101,576
University Properties, Inc., 4.00%, 07/01/19	230	235,633
University Properties, Inc., 4.00%, 07/01/20	450	466,461
Widener University, 5.00%, 07/15/20	600	639,894
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	462,995
2.55%, 04/01/20	850	858,398
2.65%, 10/01/20	865	877,248
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 07/01/20	1,500	1,611,015
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 06/01/19(b)	1,000	1,046,050
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 07/15/20	995	1,068,073
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/20	350	380,027
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 07/01/19	360	368,611
4.00%, 07/01/20	465	481,345
Westmoreland County Municipal Authority, Refunding RB, (BAM):
5.00%, 08/15/19	335	352,055
3.00%, 08/15/20	110	113,120

Security	Par (000)	Value
Pennsylvania (continued)
Westmoreland County Municipal Authority, Refunding RB, (BAM) (continued):
5.00%, 08/15/20	$355	$382,118

		28,107,705
Rhode Island — 3.0%
Rhode Island Commerce Corp., Refunding RB, Rhode Island Department of Transportation, Series A, 5.00%, 06/15/20	3,465	3,713,475
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/20	1,500	1,588,260
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,117,845

		9,419,580
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 07/01/20	2,000	2,145,580

Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	240	248,734
5.00%, 10/01/20	325	350,954

		599,688
Texas — 13.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/19(f)	605	628,353
5.75%, 01/01/19	195	201,965
5.00%, 01/01/20	620	654,627
5.75%, 01/01/20	1,140	1,219,640
Central Texas Turnpike System, RB, CAB (AMBAC)(e):
0.00%, 08/15/21(f)	1,825	1,708,748
Series A, 0.00%, 08/15/21	6,165	5,720,010
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/42(g)	1,000	1,062,540
City of Houston Texas, Refunding RB, Series B-2, AMT, 5.00%, 07/15/20	3,000	3,178,800

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 07/01/20	$250	$268,503
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 07/01/20	5,000	5,235,150
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,027,989
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 05/15/20	5,000	5,362,450
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 04/01/19	345	353,615
4.00%, 04/01/20	415	432,393
4.00%, 04/01/20	585	609,517
4.00%, 04/01/20	180	187,661
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 01/01/19(b)	815	842,400
5.38%, 01/01/19(b)	4,060	4,201,085
5.25%, 01/01/20	185	190,894
5.38%, 01/01/21	940	973,539
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,404,500
		42,464,379
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,178,060
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 07/01/20	1,500	1,613,520
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A(a):
5.00%, 07/01/19	425	439,420
5.00%, 07/01/20	335	352,963
		4,583,963
Washington — 2.4%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	2,861,827

Security	Shares/Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	$250	$270,848
5.00%, 10/01/42(g)	4,000	4,430,920
		7,563,595
Wisconsin — 0.9%
State of Wisconsin, Refunding RB, General, Series A, 5.25%, 05/01/20	1,000	1,047,160
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.00%, 04/01/19(b)	1,515	1,576,464
ThedaCare, Inc., 5.00%, 12/15/20	250	271,977
		2,895,601
Total Municipal Bonds — 98.1% (Cost — $297,358,557)		305,275,845

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Illinois — 1.7%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,129,350
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.8% (Cost — $5,036,840)		5,129,350
Total Long-Term Investments — 99.8% (Cost — $302,395,397)		310,405,195

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(i)(j)	2,887,554	2,887,843

Total Short-Term Securities — 0.9% (Cost — $2,887,825)		2,887,843

Total Investments — 100.7% (Cost — $305,283,222)		313,293,038
Other Assets Less Liabilities — 0.5%		1,549,360
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%		(3,762,628)

Net Assets Applicable to Common Shares — 100.0%		$311,079,770

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10	2,887,544	2,887,554	$2,887,843	$28,061	$912	$18

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•  Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•  Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•  Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$310,405,195	—	$310,405,195
Short-Term Securities	2,887,843	—	—	2,887,843

	$2,887,843	$310,405,195	—	$313,293,038

(a) See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 21, 2018